Note 5 - Acquisitions - Assets Acquired and Liabilities Assumed (Details) (Parentheticals) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Acquisitions 2020 [Member]
Cash consideration, net of cash acquired		$ 7,252
Acquisitions 2021 [Member]
Cash consideration, net of cash acquired	$ 11,302